Common Stock, Preferred Stock and Stockholders' Equity	12 Months Ended
Dec. 31, 2025
Stockholders' Equity Note [Abstract]
Common Stock, Preferred Stock and Stockholders' Equity
(15) Common Stock, Preferred Stock and Stockholders’ Equity
The Company is authorized to issue seven classes of stock to be designated, respectively, Class A common stock, Class B common stock, Class M common stock, Class O common stock, Class V common stock (together with Class A common stock, Class B common stock, Class M common stock and Class O common stock, the “Voting Common Stock”) and Class E common stock (together with the Voting Common Stock, the “Common Stock”) and Preferred Stock. The total number of shares of capital stock which the Company shall have authority to issue is 2,272,250,000, divided into the following:

	As of December 31, 2025
	Series A Preferred	Class A	Class B	Class E	Class M	Class O	Class V
Shares authorized	50,000,000	800,000,000	20,000,000	2,250,000	300,000,000	800,000,000	300,000,000
Shares outstanding*	—	5,024,293	—	—	5,406,586	—	—
Par value	$0.0001	$0.0001	$0.0001	$0.0001	$0.0001	$0.0001	$0.0001

*
On February 23, 2026, the Company effected
a 1-for-7
Reverse Stock Split of each class of its issued and outstanding shares of common stock, in each case with a par value of $0.0001 per share. All share and per-share
amounts presented in

the consolidated financial statements and accompanying notes have been retrospectively adjusted to reflect the reverse stock split.
Class A Common Stock
— Holders of Class A common stock are entitled to one vote per share. Any dividends paid to the holders of Class A common stock will be paid on a pro rata basis. On a liquidation event, any distribution to common stockholders is made on a pro rata basis to the holders of the Class A common stock.
Class
 B Common Stock
—
Holders of Class B common stock are entitled to one vote per share. Dividends shall not be declared or paid on shares of Class B common stock. On a liquidation event, the holders of shares of Class B common stock shall not be entitled to receive any assets of the Company in the event of any such liquidation.
Class
 M Common Stock
—
Holders of Class M common stock are entitled to ten votes per share. Any dividends paid to the holders of Class M common stock will be paid on a pro rata basis. On a liquidation event, any distribution to common stockholders is made on a pro rata basis to the holders of the Class M common stock.
Class
 O Common Stock
—Holders of Class O common stock are entitled to one vote per share. Dividends shall not be declared or paid on shares of Class O common stock. On a liquidation event, the holders of shares of Class O common stock shall not be entitled to receive any assets of the Company in the event of any such liquidation.
Class
 V Common Stock
—Class V common stock are voting,
non-economic
shares and exchangeable, along with common units of BT HoldCo, into Class A common stock. Shares of Class V common stock are convertible into an equivalent number of shares
(one-for-one)
of Class A common stock automatically upon transfer, or the Majority Stockholder ceasing to beneficially own at least 20% of the voting power represented by the shares in Class V common stock.
Class
 E Common Stock
—
Class E common stock consists of three series: 750,000 shares of
Class E-1
common stock (which shall not be entitled to vote), 750,000 shares of
Class E-2 common
stock (which shall not be entitled to vote), 750,000 shares of
Class E-3 common
stock (which shall not be entitled to vote).
In December 2024, the BT HoldCo Founder Preferred Units were converted into BT HoldCo Common Units in connection with the payment of a $29 million distribution to the holders of the Founder Preferred Units. During the three months ended March 31, 2025, the holders of the Series A Preferred Stock exercised their option to convert the Series A Preferred Stock for Class A common stock on a 1:1 basis. In conjunction with the conversion of the Series A Preferred Stock, the BT HoldCo Preferred Units were automatically converted into BT HoldCo Common Units. The conversion of the outstanding BT HoldCo Preferred Units triggered the automatic conversion of the Class E common stock into Class A common stock. As of the three months ended March 31, 2025, all shares of Class E common stock have been converted to Class A common stock.
Series A Preferred Stock
In connection with the Merger and PIPE Financing, on June 30, 2023, the Company issued 614,286 shares of its Series A Preferred Stock. Holders of the Series A Preferred Stock have no voting rights except in certain matters as described in the Company’s Certificate of Designation. There are no other voting rights associated with the Series A Preferred Stock.
The Series A Preferred Stock is only entitled to dividends when and if declared by the Company’s Board of Directors (the “Board”). There is no stated dividend preference. The Series A Preferred Stock participate fully with respect to all distributions and dividends made to the Company’s Class A common stock, including in the event of a liquidation, dissolution, or winding up of the Company.
The Series A Preferred Stock is convertible at any time at the option of the holders into Class A common stock at an initial exchange ratio of 1:1, as adjusted for any dilutive events. The Series A Preferred Stock is economically identical to the Company’s Class A common stock and is therefore treated as another class of common stock for reporting purposes (i.e., net income per share calculation), and is classified in permanent equity. During the year ended December 31, 2025 and December 31, 2024, 1,733,884 and 1,391,116 shares of Series A Preferred Stock were converted to 247,698 and 198,731 shares of Class A common stock, respectively.
Warrants
There are 6,264,107 warrants outstanding of which 4,517,857 (“Public Warrants”) were issued by GSRM at the time of its IPO and 1,746,250 (“Private Warrants” and together the “Warrants”) were issued by GSRM to GSR II Meteora Sponsor LLC (“Sponsor”). As a result of the Merger, these Warrants became Bitcoin Depot Warrants.
Each whole Warrant entitles the registered holder to purchase one share of Class A common stock at a price of $80.50 per share. A holder may exercise its warrants only for a whole number of shares of Class A common stock. No fractional warrants will be issued upon separation of the units and only whole warrants will trade. The Company may redeem the Public Warrants at a price of $0.07 per share if the closing price of the Company’s Class A common stock equals or exceeds $126.00 per share for any 20 trading days within a
30-trading
day period. The Private Warrants cannot be redeemed, even if sold or transferred to a non-affiliate.
The Warrants will expire five years after the Closing Date, June 30, 2028, or earlier upon redemption or liquidation. The Company also has the ability to redeem outstanding Public Warrants at any time after they become exercisable and prior to their expiration, at a price of $0.07 per Public Warrant, provided that the last reported sale price of Class A common stock for any 20 trading days within a
30-trading
day period ending on the third trading day prior to the date on which we send the notice of redemption to the Public Warrant holders equals or exceeds $126.00 per share and provided certain other conditions are met.
The Private Warrants have terms and provisions that are identical to those of the Public Warrants, except the Private Warrants are not subject to redemption, and do not become subject to redemption after transfer to a non-affiliate
(a distinction from other private placement warrants issued in connection with GSRM transactions).
The Warrants are accounted for as freestanding equity contracts and are classified in equity under ASC
815-40,
Derivatives and Hedging—Contracts in Entity’s Own Equity. In connection with the Merger, the Warrants were recorded in connection with the reverse recapitalization accounting as part of the adjustment to accumulated deficit on the consolidated Balance Sheet and Consolidated Statement of Changes in Stockholders’ Equity (Deficit).
Earnouts
In addition to the Sponsor Earnout Shares described in Note 2(s) that have all previously been converted into Class A common stock, BT HoldCo also issued (the “BT HoldCo Earnout Units”), of which 153,580 were issued to the Company and 2,142,857 were issued to BT Assets. During the three months ended March 31, 2025, all 153,580 shares issued to the Company converted to BT HoldCo common units. On May 30, 2025, pursuant to the
Up-C
Restructuring, the 2,142,857 BT HoldCo Earnout Units issued to BT Assets were replaced with 2,142,857 BT HoldCo Contingent Equity Rights with substantially the same economics and vesting terms.

During the year ended December 31, 2025, the market price of the Company’s Class A common stock did not exceed the required price per share. Additionally, in accordance with the earnout provisions, the market price of the Company’s Class A common stock did not exceed $84.00 per share for any 10 trading days within any consecutive 20 trading day period after the Merger to achieve the 1st vesting hurdle.
Share repurchase program
In 2023, the Company announced that its Board authorized a share repurchase program pursuant to which the Company is authorized to repurchase up to $10.0 million of outstanding shares of its Class A common stock. The Company made an accounting policy election to measure the fair value of purchases or sales of securities, including purchases of its own shares as part of the share repurchase program, as of the trade date.
During the year ended December 31, 2024, the Company repurchased 9,997 shares at a total cost of $0.2 million with an average cost per share of $15.82. From the date of authorization through December 31, 2024, 27,231 shares of the Company’s Class A common stock had been repurchased with a total cost of $0.4 million. As of December 31, 2024, the program had expired.
Equity Offering Program
On November 20, 2024, the Company entered into an At Market Issuance Sales Agreement with certain sales agents (the “ATM Equity Offering”), pursuant to which the Company may sell, from time-to-time,
shares of its Class A common stock, par value $0.0001 per share, having an aggregate offering amount of up to approximately $13.1 million, so long as the total market capitalization of Class A common stock held by non-affiliates
is below $75.0 million. If the market capitalization exceeds $75.0 million, the aggregate offering amount increases to $25.0 million.
On July 1, 2025, the Company terminated its original At Market Issuance Sales Agreement (the “Original ATM Equity Offering”), pursuant to which the Company was permitted to sell, from time-to-time,
shares of its Class A common stock, par value $0.0001 per share. The Original ATM Equity Offering was capped at a total sale amount of $25 million because at the time of filing the Company was subject to the “Baby Shelf” rules which limited sales to one-third
of the unaffiliated market cap of the Company. The recent increase in the Company’s stock price has changed the Company’s SEC filing status and it is no longer subject to the “Baby Shelf” rules. As a result, the Company filed a new registration statement that provides for the sale of up to $100 million of a variety of equity securities, including a new $50 million ATM Equity Offering program.
During the year December 31, 2025, the Company sold 1,295,776 shares of its Class A common stock for net proceeds of $35.1 million. As of December 31, 2025, $14.9 million of our ATM Equity Offering program remained available for issuance.
Up-C
Restructuring
On May 30, 2025, the Company consummated the
Up-C
Restructuring in which 5,884,718 shares of the Company’s Class V common stock were exchanged for 5,884,718 shares of the Company’s Class M common stock. See Note 2a for discussion on
Up-C
Restructuring.